Consolidated Statements of Stockholders’ Equity (Deficit) (USD $)	Issuance of Common Stock for Note Receivable [Member] Common Stock [Member] USD ($)	Issuance of Common Stock for Note Receivable [Member] Additional Paid-in Capital [Member] USD ($)	Issuance of Common Stock for Note Receivable [Member] Receivables from Stockholder [Member] USD ($)	Pursuant to Acquisition of Easy Check [Member] Common Stock [Member] USD ($)	Pursuant to Acquisition of Easy Check [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Acquisition of Easy Check [Member] USD ($)	Pursuant to Acquisition of Micro Fluidic Systems [Member] Common Stock [Member] USD ($)	Pursuant to Acquisition of Micro Fluidic Systems [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Acquisition of Micro Fluidic Systems [Member] USD ($)	Issuance of Common Stock for Cash and Note Receivable [Member] Common Stock [Member] USD ($)	Issuance of Common Stock for Cash and Note Receivable [Member] Additional Paid-in Capital [Member] USD ($)	Issuance of Common Stock for Cash and Note Receivable [Member] Receivables from Stockholder [Member] USD ($)	Issuance of Common Stock for Cash and Note Receivable [Member] USD ($)	Pursuant to Ironridge Stock Purchase Agreement [Member] Common Stock [Member] USD ($)	Pursuant to Ironridge Stock Purchase Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Ironridge Stock Purchase Agreement [Member] USD ($)	In Satisfaction of Related Party Stock Obligations [Member] Common Stock [Member] USD ($)	In Satisfaction of Related Party Stock Obligations [Member] Additional Paid-in Capital [Member] USD ($)	In Satisfaction of Related Party Stock Obligations [Member] USD ($)	Issued for Optimus Loaned Shares [Member] Common Stock [Member] USD ($)	Issued for Optimus Loaned Shares [Member] Additional Paid-in Capital [Member] USD ($)	Cost of Debt Related to Financing Agreement [Member] Common Stock [Member] USD ($)	Cost of Debt Related to Financing Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Cost of Debt Related to Financing Agreement [Member] USD ($)	Beneficial Conversion Factor on Debt Discount Related to Financing Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Beneficial Conversion Factor on Debt Discount Related to Financing Agreement [Member] USD ($)	Debt Discount Related to Financing Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Debt Discount Related to Financing Agreement [Member] USD ($)	Pursuant to Financing Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Financing Agreement [Member] USD ($)	Pursuant to Advisory Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Advisory Agreement [Member] USD ($)	Repayment of Note Receivable [Member] Preferred Stock [Member] Series F Preferred Stock [Member]	Repayment of Note Receivable [Member] Common Stock [Member] Series F Preferred Stock [Member] USD ($)	Repayment of Note Receivable [Member] Additional Paid-in Capital [Member] Series F Preferred Stock [Member] USD ($)	Repayment of Note Receivable [Member] Receivables from Stockholder [Member] Series F Preferred Stock [Member] USD ($)	Repayment of Note Receivable [Member] Series F Preferred Stock [Member] USD ($)	Pursuant to Stock Purchase Agreement [Member] Preferred Stock [Member] Series F Preferred Stock [Member]	Pursuant to Stock Purchase Agreement [Member] Common Stock [Member] USD ($)	Pursuant to Stock Purchase Agreement [Member] Additional Paid-in Capital [Member] Series F Preferred Stock [Member] USD ($)	Pursuant to Stock Purchase Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Stock Purchase Agreement [Member] Series F Preferred Stock [Member] USD ($)	Pursuant to Stock Purchase Agreement [Member] USD ($)	Pursuant to Convertible Note Conversion [Member] Common Stock [Member] USD ($)	Pursuant to Convertible Note Conversion [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Convertible Note Conversion [Member] USD ($)	Beneficial Conversion Feature and Issuance of Warrants Related to Financing Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Beneficial Conversion Feature and Issuance of Warrants Related to Financing Agreement [Member] USD ($)	Cost of Debt Related to Debenture Agreement [Member] Common Stock [Member] USD ($)	Cost of Debt Related to Debenture Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Cost of Debt Related to Debenture Agreement [Member] USD ($)	Pursuant to Debt to Equity Settlement Including Discount on Shares [Member] Common Stock [Member] USD ($)	Pursuant to Debt to Equity Settlement Including Discount on Shares [Member] Additional Paid-in Capital [Member] USD ($)	Pursuant to Debt to Equity Settlement Including Discount on Shares [Member] USD ($)	Cost of Debt Related to Stock Purchase Agreement [Member] Common Stock [Member] USD ($)	Cost of Debt Related to Stock Purchase Agreement [Member] Additional Paid-in Capital [Member] USD ($)	Cost of Debt Related to Stock Purchase Agreement [Member] USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series H Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Series F Preferred Stock [Member] USD ($)	Common Stock [Member] Series H Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series F Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series H Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] Series F Preferred Stock [Member] USD ($)	Retained Earnings [Member] Series H Preferred Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Receivables from Stockholder [Member] Series B Preferred Stock [Member] USD ($)	Receivables from Stockholder [Member] Series F Preferred Stock [Member] USD ($)	Receivables from Stockholder [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series F Preferred Stock [Member] USD ($)	Series H Preferred Stock [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2010																																																																		$ 330,000					$ 74,002,000			$ (69,621,000)			$ (3,105,000)					$ 1,606,000
Balance (in Shares) at Dec. 31, 2010																																																														230				1,322,000
Net loss																																																																										(16,481,000)								(16,481,000)
Stock based compensation																																																																		34,000					3,400,000											3,434,000
Stock based compensation (in Shares)																																																																		137,000
Issuance of stock	37,000	2,528,000	(2,565,000)							68,000	2,432,000	(2,250,000)	250,000																																																						1,900,000	1,228,000	883,000									1,900,000	1,228,000	883,000
Issuance of stock (in Shares)	147,000									272,000																																																190	140	1,500
Issuance of Common Stock pursuant to conversion of convertible securities																																																															35,000					31,000											66,000
Issuance of Common Stock pursuant to conversion of convertible securities (in Shares)																																																											(140)				140,000
Accrual of preferred stock dividends																																																																							(221,000)											(221,000)
Redemption of Series B Preferred shares																																																																			(5,465,000)								5,670,000			205,000
Redemption of Series B Preferred shares (in Shares)																																																										(420)
Issuance of common stock pursuant to acquisition				2,000	112,000	114,000	34,000	1,212,000	1,246,000
Issuance of common stock pursuant to acquisition (in Shares)				8,000			134,000
Balance at Dec. 31, 2011																																																																		540,000					82,042,000			(86,102,000)			(2,250,000)					(5,770,000)
Balance (in Shares) at Dec. 31, 2011																																																														1,500				2,160,000
Net loss																																																																										(7,993,000)								(7,993,000)
Stock based compensation																																																																		248,000					1,473,000											1,721,000
Stock based compensation (in Shares)																																																																		992,000
Issuance of stock														250,000	127,000	377,000	341,000	5,000,000	5,341,000	35,000	(35,000)	18,000	20,000	38,000																																									5,000				100,000	381,000										100,000	386,000
Issuance of stock (in Shares)														1,000,000			1,363,000			140,000		74,000																																						600	500				20,000
Adjustment to additional paid-in capital, other																									50,000	50,000	66,000	66,000
Issuance of warrant pursuant																													(93,000)	(93,000)	87,000	87,000
Issuance of Common Stock pursuant to conversion of convertible securities																																																																796,000	147,000				(846,000)	(147,000)						1,986,000				1,936,000
Issuance of Common Stock pursuant to conversion of convertible securities (in Shares)																																																												(1,324)	(500)			3,185,000	589,000
Beneficial conversion dividends for Preferred conversion																																																																					15,525,000	1,709,000		(15,525,000)	(1,709,000)
Accrual of preferred stock dividends																																																																							(75,000)											(75,000)
Issuance of common stock pursuant to acquisition							5,000	64,000	69,000
Issuance of common stock pursuant to acquisition (in Shares)							18,000
Balance at Dec. 31, 2012																																																																		2,385,000					105,448,000			(111,329,000)			(264,000)					(3,760,000)
Balance (in Shares) at Dec. 31, 2012																																																														776				9,541,000
Issuance of Common Stock pursuant to conversion of convertible securities (in Shares)																																																																																376
Balance at Jan. 31, 2013
Balance at Dec. 31, 2012																																																																		2,385,000					105,448,000			(111,329,000)			(264,000)					(3,760,000)
Balance (in Shares) at Dec. 31, 2012																																																														776				9,541,000
Net loss																																																																										(4,175,000)								(4,175,000)
Stock based compensation																																																																		34,000					961,000											995,000
Stock based compensation (in Shares)																																																																		3,408,000
Reverse stock-split adjustment																																																																		(2,290,000)					2,290,000
Issuance of stock																																							48,000	300,000	452,000	300,000	500,000						2,000	101,000	103,000	36,000	270,000	306,000	2,000	(14,000)	(12,000)
Issuance of stock (in Shares)																																						600	4,716,000										244,000			3,638,000			144,000
Adjustment to additional paid-in capital, other																																															19,000	19,000																					6,990,000		33,000	(6,990,000)										33,000
Issuance of Common Stock pursuant to conversion of convertible securities																																		87,000	5,000	264,000	356,000							25,000	218,000	243,000
Issuance of Common Stock pursuant to conversion of convertible securities (in Shares)																																	(726)	8,692,000										2,532,000
Balance at Sep. 30, 2013																																																																		$ 329,000					$ 117,073,000			$ (122,494,000)								$ (5,092,000)
Balance (in Shares) at Sep. 30, 2013																																																														650				32,915,000